Principal Life Insurance Company 711 High Street, Des Moines, IA 50392 515 247 5111 tel

December 27, 2016

Via EDGAR

Kathryn Hinke
Attorney-Adviser
Securities and Exchange Commission
Division of Investment Management
Office of Insurance Products
100 F Street, NE
Washington D.C. 20549

RE:	Principal Life Insurance Company Separate Account B
Principal Lifetime Income Solutions II Variable Annuity
File Numbers 333-213890 and 811-02091
Second Pre-Effective Amendment to the Registration Statement on Form N-4

Dear Ms. Hinke:

Enclosed is pre-effective amendment no. 2 to registration statement on Form N-4 for Principal Lifetime Income Solutions II Variable Annuity. This filing is being made on behalf of Principal Life Insurance Company Separate Account B (the "Registrant") to incorporate changes made by Registrant to address comments by the Staff of the Securities and Exchange Commission ("Commission"). The Staff's comments were communicated to Registrant by phone on December 19, 2016.

The Amendment contains a facing sheet, a Prospectus, a Statement of Additional Information, Part C, and a signature page.

Please direct all comments and questions regarding this filing to the undersigned. In advance, thank you for your assistance with this filing.

Sincerely,

/s/ Doug Hodgson

Doug Hodgson
Counsel, Registrant
711 High Street
Des Moines, IA 50392-0300
(515) 362-2384
Hodgson.Doug@principal.com